Accrued expenses	12 Months Ended
Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accrued Liabilities [Text Block]
Note 9 — Accrued expenses

Accrued expenses consisted of the following:

	December 31,	December 31,
	2014	2013
Customer deposits	2,516,202	1,795,803
Accrued compensation and benefits	984,227	795,584
Other payables	379,019	242,993
Accrued interest	1,025,623	2,250
Due to Arthrex	324,531	1,630,564
Accrued professional fees	285,446	199,634
Accrued loss on abandonment of lease, current portion	103,176	—
Accrued Angel machine refurbishment costs	600,000	—
	$6,218,224	$4,666,828

The amount due to Arthrex consists of payments collected on Angel sales made by Nuo Therapeutics, on behalf of Arthrex, during the transition services period (See Note 2 – Arthrex Distributor and License agreement for additional details.).

Accrued interest primarily consists of the interest accrued related to the Deerfield convertible debt (See Note 11 – Debt for additional details.).

We expect to incur machine refurbishment and design improvement costs to refurbish customer placed centrifuges, therefore, an accrual of $600,000 was established for these expected costs and is reflected in “cost of sales” on the statement of operations.